As filed with the Securities and Exchange Commission on July 25, 1997


                                                     Registration Nos. 811-5679;
                                                                       33-25153
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                  ------------

                         POST-EFFECTIVE AMENDMENT NO. 10

                                       to

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                  ------------

                         THE GUARDIAN SEPARATE ACCOUNT C
                              (Exact Name of Trust)

                                  ------------

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)
                 201 Park Avenue South, New York, New York 10003
                (Complete Address of Principal Executive Offices)

                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003

                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.

                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

 It is proposed that this filing will become effective (check appropriate box):


               |X| immediately upon filing pursuant to paragraph (b) |_| on (date) pursuant to paragraph (b)
               |_| 60 days after filing pursuant to paragraph (a)(i) |_| on (date) pursuant to paragraph (a)(i) of Rule 485


               If appropriate, check the following box:

               |_| this post-effective amendment designates a new effective
                   date for a previously filed post-effective amendment

                                  ------------

     The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on February 26, 1997.

This post-effective amendment is being filed solely to satisfy the requirements of Section 26(e)(2)(A) of the Investment Company Act of 1940.

The contents of Registrant's previously filed registration statement, Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 of The Guardian Separate Account C, filed April 30, 1997 (File No. 33-25153), are incorporated by reference herein in their entirety.

The   following   undertaking   is   added  to  Part  II  -   Undertakings   and
Representations:

The Guardian Insurance & Annuity Company, Inc. hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Guardian Insurance & Annuity Company, Inc.


================================================================================

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Guardian Separate Account C, certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of July, 1997.



                                  THE GUARDIAN SEPARATE ACCOUNT C
                                            (Registrant)


                                  THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                            (Depositor)


                                  By: /s/ Thomas R. Hickey, Jr.
                                      ------------------------------------------
                                          THOMAS R. HICKEY, JR.
                                      VICE PRESIDENT, ADMINISTRATION

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


/s/ Joseph D. Sargent*               Chairman of the Board and Chief Executive
---------------------------------    Officer
    Joseph D. Sargent
(Principal Executive Officer)


/s/ Frank J. Jones                   Executive Vice President, Chief Investment
---------------------------------    Officer and Director
    Frank J. Jones
(Principal Financial Officer)


/s/ Charles E. Albers*               Vice President, Equity Securities
---------------------------------
    Charles E. Albers


/s/ Edward K. Kane*                  Senior Vice President, General Counsel
---------------------------------    and Director
    Edward K. Kane


/s/ Frank L. Pepe*                   Vice President and Controller
---------------------------------
    Frank L. Pepe
(Principal Accounting Officer)


/s/ John M. Smith*                   Executive Vice President and Director
---------------------------------
    John M. Smith


/s/ Philip H. Dutter*                Director
---------------------------------
    Philip H. Dutter


/s/ Arthur V.Ferrara                 Director
---------------------------------
    Arthur V. Ferrara


/s/ Leo R. Futia*                    Director
---------------------------------
    Leo R. Futia


                                     Director
---------------------------------
    Peter L. Hutchings


/s/ William C. Warren*               Director
---------------------------------
    William C. Warren



*By: /s/ Thomas R. Hickey, Jr.                              Date: July 25, 1997
     ----------------------------
         Thomas R. Hickey, Jr.
     Vice President, Operations
     Pursuant to a Power of Attorney